                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-17217



                           NOTICE OF SUBSTITUTION AND
                    SUPPLEMENT DATED SEPTEMBER 1, 2000 TO THE
             PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR
                       EQ ADVISORS TRUST DATED MAY 1, 2000

--------------------------------------------------------------------------------

This Supplement updates the above-dated Prospectus and Statement of Additional Information ("SAI") of EQ Advisors Trust.

The Securities and Exchange Commission is expected to issue an order approving the substitution of shares issued by the Alliance Equity Index Portfolio for shares issued by the BT Equity 500 Index Portfolio ("Substitution"). The Alliance Equity Index Portfolio, which will be renamed the EQ Equity 500 Index Portfolio, has investment objectives, investment strategies and anticipated risks that are substantially similar in all material respects to those of the BT Equity 500 Index Portfolio. Unless you receive notice otherwise, the Substitution will be effected on or about October 6, 2000, by redeeming in-kind shares of the BT Equity 500 Index Portfolio, at their net asset value, and then using the proceeds of that redemption to purchase shares of the EQ Equity 500 Index Portfolio, at their net asset value. No action is required on your part. The Equitable Life Assurance Society of the United States, as the Investment Manager of the Trust, will bear all expenses relating to the Substitution.

As a result of the Substitution, effective October 6, 2000, all references to the BT Equity 500 Index Portfolio and the Alliance Equity Index Portfolio will be changed to the "EQ Equity 500 Index Portfolio" throughout the Prospectus and SAI.

In addition, the following information replaces the information with respect to the "BT Equity 500 Index Portfolio" in the sections of the EQ Advisors Trust Prospectus entitled "Summary Information Concerning EQ Advisors Trust," "About the Investment Portfolios" and "Management of the Trust" in the Trust
Prospectus:

                          EQ EQUITY INDEX 500 PORTFOLIO

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES          PRINCIPAL RISKS
--------------------------------------------------------------------------------
Securities in the S&P 500 Index,         General investment, index-fund,
derivatives, and securities lending      derivatives, leveraging, and securities
                                         lending risks
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

THE INVESTMENT STRATEGY

The Adviser will not utilize customary economic, financial or market analyses or other traditional investment techniques in managing the Portfolio. Rather, the Adviser will use proprietary modeling techniques to construct a portfolio that it believes will, in the aggregate, approximate the performance results of the S&P 500 Index.

The Adviser will first select from the largest capitalization securities in the S&P 500 on a capitalization-weighted basis. Generally, the largest capitalization securities reasonably track the S&P 500 because the S&P 500 is significantly influenced by a small number of securities. However, in the Adviser's view, selecting securities on the basis of their capitalization alone would distort the Portfolio's industry diversification, and therefore economic events could potentially have a dramatically different impact on the performance of the Portfolio from that of the S&P 500. Recognizing this fact, the modeling techniques also consider industry diversification when selecting investments for the Portfolio. The Adviser also seeks to diversify the Portfolio's assets with respect to market capitalization. As a result, the Portfolio will include securities of smaller and medium-sized capitalization companies in the S&P 500.

Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally failing. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 Index and options on such futures contracts. The contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio's total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up and down depending on general market conditions. Other principal risks include:

INDEX-FUND RISK: The Portfolio is not actively managed and invests in securities included in the index regardless of their investment merit. Therefore, the Portfolio cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the index. Although the Portfolio's modeling techniques are intended to produce performance that approximates that of the S&P 500 (before expenses), there can be no assurance that these techniques will reduce "tracking error" (i.e., the difference between the Portfolio's investment results (before expenses) as the S&P 500's). Tracking error may arise as a result of brokerage costs, fees and operating expenses and a lack of correlation between the Portfolio's investments and the S&P 500.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

SECURITIES LENDING RISK: The Portfolio may make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

LEVERAGING RISK: When the Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in the Portfolio will be more volatile and all other risk will tend to be compounded.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio's annual total returns for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio's performance. The table below shows the Portfolio's average annual total returns for the past one year, five years and since inception and compares the Portfolio's performance to (i) the returns of a broad-based index and (ii) the returns of an index of funds with similar investment objectives. Past performance is not an indication of future performance.

The Portfolio's performance shown below is principally the performance of its predecessor registered investment company (HRT/Alliance Equity Index Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the predecessor registered investment company (HRT/Alliance Equity Index Portfolio) whose inception date is March 1, 1994. The assets of the predecessor were transferred to the Portfolio on October 18, 1999. Following that transfer, the performance shown (for the period October 19, 1999 through December 31, 1999) is that of the Portfolio. For these purposes, the performance results of the Portfolio and its predecessor registered investment company have been linked.

Both the bar chart and table assume reinvestment of dividends and distributors. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN - CLASS IB SHARES
--------------------------------------------------------------------------------


       36.2          22.1%         32.3%        27.7%        20.08%
--------------------------------------------------------------------------------
       1995          1996          1997         1998          1999

Best quarter (% and time period)              Worst quarter (% and time period)
21.05% (1998 4th Quarter)                     (10.02)% (1998 3rd Quarter)


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
                                                                        SINCE
                                      ONE YEAR      FIVE YEAR         INCEPTION
--------------------------------------------------------------------------------
EQ Equity Index 500 Portfolio
  ---  Class IA Shares                 20.38%         27.84%            23.63%
--------------------------------------------------------------------------------
EQ Equity Index 500 Portfolio
  ---  Class IB Shares                 20.08%         27.61%            23.43%
--------------------------------------------------------------------------------
S&P 500 Index**                        21.03%         28.56%            24.14%
--------------------------------------------------------------------------------
Lipper S&P Index Funds Average         20.48%         28.07%            25.07%
--------------------------------------------------------------------------------

* For periods prior to the inception of Class IB Shares (May 2, 1997), performance information shown is the performance of Class IA Shares adjusted to reflect the 12b-1 fees paid by Class IB Shares.

** For more information on this index, see the section in the Prospectus entitled "The Benchmarks."

WHO MANAGERS THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable. Alliance manages investments companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundation and tax-exempt organizations.

JUDITH A. DEVIVO has been responsible for the day-to-day management of the Portfolio and its predecessor since its inception. Ms. DeVivo, a Vice President of Alliance, has been associated with Alliance since 1970.

                                EQ ADVISORS TRUST

                    SUPPLEMENT DATED SEPTEMBER 1, 2000 TO THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information ("SAI") of EQ Advisors Trust ("Trust") regarding certain of the Portfolios of the Trust. You may obtain an additional copy of the Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

                  INFORMATION REGARDING PORTFOLIO NAME CHANGES

Effective October 6, 2000, the names of certain of the Portfolios of the Trust will be changed as follows:

         Current Name                             New Name
         ------------                             --------

Alliance Equity Index Portfolio          EQ Equity 500 Index Portfolio
BT International Equity Index Portfolio  EQ International Equity Index Portfolio
BT Small Company Index Portfolio         EQ Small Company Index Portfolio

All references to each of these Portfolios in the Prospectus and SAI are hereby changed to each Portfolio's new name.

               INFORMATION REGARDING EQUITABLE DISTRIBUTORS, INC.

It is anticipated that during the fourth quarter 2000, Equitable Distributors, LLC will become a successor by merger to Equitable Distributors, Inc. Accordingly, all references to Equitable Distributors, Inc. in the Prospectus and SAI should be replaced with Equitable Distributors, LLC.

             INFORMATION REGARDING THE EQ/AGGRESSIVE STOCK PORTFOLIO

The information provided below updates information regarding the EQ/Aggressive Stock Portfolio and replaces the first paragraph of the section entitled "The Investment Strategy":

         The Portfolio invests primarily on common stocks and other equity securities of small and medium-sized companies that, in the opinion of the Advisers, have favorable appreciation prospects. The Portfolio may also invest in large-sized companies, securities of cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand), companies stocks whose growth prospects are not recognized by the market and less widely known companies.

The information provided below replaces that located in the fourth paragraph of the section entitled "Who Manages the Portfolio", which relates to Alliance Capital Management, L.P.:

         Since September 2000, ARYEH GLATTER, WALT PEARSON AND JOSEPH POTTER are the persons principally responsible for the day-to-day management of the Alliance portion of the Portfolio. Mr. Glatter is a Vice President of Alliance and has been associated with Alliance since prior to 1995. Mr. Pearson is a Senior Vice President of Alliance and has been associated with Alliance since prior to 1995. Mr. Potter is a Senior Vice President of Alliance and has been associated with Alliance since prior to 1995.

   INFORMATION REGARDING ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

The information provided below updates information regarding the Alliance Intermediate Government Securities Portfolio and replaces that located in the second paragraph of the section entitled "Who Manages the Portfolio":

         The Portfolio Managers are JEFFREY S. PHLEGAR and EDWIN M. WITHAM. Mr. Phlegar has been responsible for the day-today- management of the Portfolio and its predecessor since January 1999. Mr. Phlegar, a Senior Vice President of Alliance has been associated with Alliance for the past five years. Mr. Witham is a Vice President of Alliance and joined the high grade and mortgage fixed income group in 1999. Prior to joining Alliance, Mr. Witham served as a portfolio manager for eight years at The Boston Company Asset Management, LLC.

                   INFORMATION REGARDING EQ/BALANCED PORTFOLIO

The information provided below updates information regarding the EQ/Balanced Portfolio and replaces that located in the fourth paragraph of the section entitled "Who Manages the Portfolio" relating to Alliance Capital Management,
L.P.:

         The portfolio managers responsible for that portion of the Portfolio's total assets that will be advised by Alliance as an Adviser are as follows:

                  TYLER J. SMITH AND ALISON MARTIER, are the persons responsible for the day-to-day management of the Alliance portion of the Portfolio. Mr. Smith is a Senior Vice President of Alliance and has been associated with Alliance since 1970. Ms. Martier is a Senior Vice President of Alliance and has been associated with Alliance since prior to 1995.

The information provided below updates information regarding the EQ/Balanced Portfolio and supplements that located in the section entitled "Who Manages the Portfolio" relating to Capital Guardian Trust Company:

         ALAN J. WILSON. Alan J. Wilson is a Vice President of Capital International Research, Inc., a portfolio manager for Capital Guardian and has research responsibilities covering U.S. oil services and household products. He joined the Capital Guardian organization in 1991.

         INFORMATION REGARDING CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

The information provided below updates information regarding the Capital Guardian International Portfolio and supplements that located in the section entitled "Who Manages the Portfolio":

         ARTHUR J. GROMADZKI. Arthur Gromadzki is a Vice President of Capital International Research, Inc. with European equity portfolio management and investment analyst responsibilities. He also serves as a Research Portfolio Coordinator for diversified and concentrated Global Equity Research Portfolios. He joined the Capital Guardian organization in 1987.

         CHRISTOPHER A. REED. Christopher A. Reed is a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Japan and Pacific Basin portfolios and research responsibilities for the Japanese financial sector. He joined the Capital Guardian organization in 1994.

          INFORMATION REGARDING CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

The information provided below updates information regarding the Capital Guardian U.S. Equity Portfolio and supplements that located in the second paragraph of the section entitled "Who Manages the Portfolio":

         ALAN J. WILSON. Alan J. Wilson is a Vice President of Capital International Research, Inc., a portfolio manager for Capital Guardian and has research responsibilities covering U.S. oil services and household products. He joined the Capital Guardian organization in 1991.

           INFORMATION REGARDING THE J. P. MORGAN CORE BOND PORTFOLIO

The information provided below updates information regarding the J. P. Morgan Core Bond Portfolio and replaces that located in the second paragraph of the section entitled "Who Manages the Portfolio":

         The Portfolio Managers, responsible for the day-to-day management of the Portfolio are PAUL L. ZEMSKY, a Managing Director of J.P. Morgan and a portfolio manager specializing in quantitative techniques, who joined J.P. Morgan in 1985; and JAY GLADIEUX, a Vice President of J.P. Morgan, and a fixed income portfolio manager, who joined J.P. Morgan in 1997. Prior to joining J.P. Morgan, Mr. Gladieux spent 15 years at Morgan Stanley & Co, primarily in the Fixed Income division.

             INFORMATION REGARDING THE MERCURY BASIC VALUE PORTFOLIO
                      AND MERCURY WORLD STRATEGY PORTFOLIO

Effective June 30, 2000, Mercury Asset Management US changed its name to "Mercury Advisors." Accordingly, all references to "Mercury Asset Management US" in the Prospectus and SAI are hereby changed to "Mercury Advisors."

                                EQ ADVISORS TRUST

                    SUPPLEMENT DATED SEPTEMBER 1, 2000 TO THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information ("SAI") of EQ Advisors Trust ("Trust") regarding certain of the Portfolios of the Trust. You may obtain an additional copy of the Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

                  INFORMATION REGARDING PORTFOLIO NAME CHANGES

Effective October 6, 2000, the names of certain of the Portfolios of the Trust will be changed as follows:

         Current Name                             New Name
         ------------                             --------

Alliance Equity Index Portfolio          EQ Equity 500 Index Portfolio
BT International Equity Index Portfolio  EQ International Equity Index Portfolio
BT Small Company Index Portfolio         EQ Small Company Index Portfolio

All references to each of these Portfolios in the Prospectus and SAI are hereby changed to each Portfolio's new name.

               INFORMATION REGARDING EQUITABLE DISTRIBUTORS, INC.

It is anticipated that during the fourth quarter 2000, Equitable Distributors, LLC will become a successor by merger to Equitable Distributors, Inc. Accordingly, all references to Equitable Distributors, Inc. in the Prospectus and SAI should be replaced with Equitable Distributors, LLC.

             INFORMATION REGARDING THE EQ/AGGRESSIVE STOCK PORTFOLIO

The information provided below updates information regarding the EQ/Aggressive Stock Portfolio and replaces the first paragraph of the section entitled "The Investment Strategy":

         The Portfolio invests primarily on common stocks and other equity securities of small and medium-sized companies that, in the opinion of the Advisers, have favorable appreciation prospects. The Portfolio may also invest in large-sized companies, securities of cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand), companies stocks whose growth prospects are not recognized by the market and less widely known companies.

The information provided below replaces that located in the fourth paragraph of the section entitled "Who Manages the Portfolio", which relates to Alliance Capital Management, L.P.:

         Since September 2000, ARYEH GLATTER, WALT PEARSON AND JOSEPH POTTER are the persons principally responsible for the day-to-day management of the Alliance portion of the Portfolio. Mr. Glatter is a Vice President of Alliance and has been associated with Alliance since prior to 1995. Mr. Pearson is a Senior Vice President of Alliance and has been associated with Alliance since prior to 1995. Mr. Potter is a Senior Vice President of Alliance and has been associated with Alliance since prior to 1995.

   INFORMATION REGARDING ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

The information provided below updates information regarding the Alliance Intermediate Government Securities Portfolio and replaces that located in the second paragraph of the section entitled "Who Manages the Portfolio":

         The Portfolio Managers are JEFFREY S. PHLEGAR and EDWIN M. WITHAM. Mr. Phlegar has been responsible for the day-today- management of the Portfolio and its predecessor since January 1999. Mr. Phlegar, a Senior Vice President of Alliance has been associated with Alliance for the past five years. Mr. Witham is a Vice President of Alliance and joined the high grade and mortgage fixed income group in 1999. Prior to joining Alliance, Mr. Witham served as a portfolio manager for eight years at The Boston Company Asset Management, LLC.

                   INFORMATION REGARDING EQ/BALANCED PORTFOLIO

The information provided below updates information regarding the EQ/Balanced Portfolio and replaces that located in the fourth paragraph of the section entitled "Who Manages the Portfolio" relating to Alliance Capital Management,
L.P.:

         The portfolio managers responsible for that portion of the Portfolio's total assets that will be advised by Alliance as an Adviser are as follows:

                  TYLER J. SMITH AND ALISON MARTIER, are the persons responsible for the day-to-day management of the Alliance portion of the Portfolio. Mr. Smith is a Senior Vice President of Alliance and has been associated with Alliance since 1970. Ms. Martier is a Senior Vice President of Alliance and has been associated with Alliance since prior to 1995.

The information provided below updates information regarding the EQ/Balanced Portfolio and supplements that located in the section entitled "Who Manages the Portfolio" relating to Capital Guardian Trust Company:

         ALAN J. WILSON. Alan J. Wilson is a Vice President of Capital International Research, Inc., a portfolio manager for Capital Guardian and has research responsibilities covering U.S. oil services and household products. He joined the Capital Guardian organization in 1991.

         INFORMATION REGARDING CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

The information provided below updates information regarding the Capital Guardian International Portfolio and supplements that located in the section entitled "Who Manages the Portfolio":

         ARTHUR J. GROMADZKI. Arthur Gromadzki is a Vice President of Capital International Research, Inc. with European equity portfolio management and investment analyst responsibilities. He also serves as a Research Portfolio Coordinator for diversified and concentrated Global Equity Research Portfolios. He joined the Capital Guardian organization in 1987.

         CHRISTOPHER A. REED. Christopher A. Reed is a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Japan and Pacific Basin portfolios and research responsibilities for the Japanese financial sector. He joined the Capital Guardian organization in 1994.

          INFORMATION REGARDING CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

The information provided below updates information regarding the Capital Guardian U.S. Equity Portfolio and supplements that located in the second paragraph of the section entitled "Who Manages the Portfolio":

         ALAN J. WILSON. Alan J. Wilson is a Vice President of Capital International Research, Inc., a portfolio manager for Capital Guardian and has research responsibilities covering U.S. oil services and household products. He joined the Capital Guardian organization in 1991.

           INFORMATION REGARDING THE J. P. MORGAN CORE BOND PORTFOLIO

The information provided below updates information regarding the J. P. Morgan Core Bond Portfolio and replaces that located in the second paragraph of the section entitled "Who Manages the Portfolio":

         The Portfolio Managers, responsible for the day-to-day management of the Portfolio are PAUL L. ZEMSKY, a Managing Director of J.P. Morgan and a portfolio manager specializing in quantitative techniques, who joined J.P. Morgan in 1985; and JAY GLADIEUX, a Vice President of J.P. Morgan, and a fixed income portfolio manager, who joined J.P. Morgan in 1997. Prior to joining J.P. Morgan, Mr. Gladieux spent 15 years at Morgan Stanley & Co, primarily in the Fixed Income division.

                                EQ ADVISORS TRUST

                    SUPPLEMENT DATED SEPTEMBER 1, 2000 TO THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information ("SAI") of EQ Advisors Trust ("Trust") regarding certain of the Portfolios of the Trust. You may obtain an additional copy of the Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

                  INFORMATION REGARDING PORTFOLIO NAME CHANGES

Effective October 6, 2000, the name of the following Portfolio of the Trust will be changed as follows:

         Current Name                                New Name
         ------------                                --------

Alliance Equity Index Portfolio             EQ Equity 500 Index Portfolio

All references to this Portfolio in the Prospectus and SAI are hereby changed to the Portfolio's new name.

               INFORMATION REGARDING EQUITABLE DISTRIBUTORS, INC.

It is anticipated that during the fourth quarter 2000, Equitable Distributors, LLC will become a successor by merger to Equitable Distributors, Inc. Accordingly, all references to Equitable Distributors, Inc. in the Prospectus and SAI should be replaced with Equitable Distributors, LLC.

             INFORMATION REGARDING THE EQ/AGGRESSIVE STOCK PORTFOLIO

The information provided below updates information regarding the EQ/Aggressive Stock Portfolio and replaces the first paragraph of the section entitled "The Investment Strategy":

         The Portfolio invests primarily on common stocks and other equity securities of small and medium-sized companies that, in the opinion of the Advisers, have favorable appreciation prospects. The Portfolio may also invest in large-sized companies, securities of cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand), companies stocks whose growth prospects are not recognized by the market and less widely known companies.

The information provided below replaces that located in the fourth paragraph of the section entitled "Who Manages the Portfolio", which relates to Alliance Capital Management, L.P.:

         Since September 2000, ARYEH GLATTER, WALT PEARSON AND JOSEPH POTTER are the persons principally responsible for the day-to-day management of the Alliance portion of the Portfolio. Mr. Glatter is a Vice President of Alliance and has been associated with Alliance since prior to 1995. Mr. Pearson is a Senior Vice President of Alliance and has been associated with Alliance since prior to 1995. Mr. Potter is a Senior Vice President of Alliance and has been associated with Alliance since prior to 1995.

   INFORMATION REGARDING ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

The information provided below updates information regarding the Alliance Intermediate Government Securities Portfolio and replaces that located in the second paragraph of the section entitled "Who Manages the Portfolio":

         The Portfolio Managers are JEFFREY S. PHLEGAR and EDWIN M. WITHAM. Mr. Phlegar has been responsible for the day-today- management of the Portfolio and its predecessor since January 1999. Mr. Phlegar, a Senior Vice President of Alliance has been associated with Alliance for the past five years. Mr. Witham is a Vice President of Alliance and joined the high grade and mortgage fixed income group in 1999. Prior to joining Alliance, Mr. Witham served as a portfolio manager for eight years at The Boston Company Asset Management, LLC.

                   INFORMATION REGARDING EQ/BALANCED PORTFOLIO

The information provided below updates information regarding the EQ/Balanced Portfolio and replaces that located in the fourth paragraph of the section entitled "Who Manages the Portfolio" relating to Alliance Capital Management,
L.P.:

         The portfolio managers responsible for that portion of the Portfolio's total assets that will be advised by Alliance as an Adviser are as follows:

                  TYLER J. SMITH AND ALISON MARTIER, are the persons responsible for the day-to-day management of the Alliance portion of the Portfolio. Mr. Smith is a Senior Vice President of Alliance and has been associated with Alliance since 1970. Ms. Martier is a Senior Vice President of Alliance and has been associated with Alliance since prior to 1995.

The information provided below updates information regarding the EQ/Balanced Portfolio and supplements that located in the section entitled "Who Manages the Portfolio" relating to Capital Guardian Trust Company:

         ALAN J. WILSON. Alan J. Wilson is a Vice President of Capital International Research, Inc., a portfolio manager for Capital Guardian and has research responsibilities covering U.S. oil services and household products. He joined the Capital Guardian organization in 1991.

         INFORMATION REGARDING CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

The information provided below updates information regarding the Capital Guardian International Portfolio and supplements that located in the section entitled "Who Manages the Portfolio":

         ARTHUR J. GROMADZKI. Arthur Gromadzki is a Vice President of Capital International Research, Inc. with European equity portfolio management and investment analyst responsibilities. He also serves as a Research Portfolio Coordinator for diversified and concentrated Global Equity Research Portfolios. He joined the Capital Guardian organization in 1987.

         CHRISTOPHER A. REED. Christopher A. Reed is a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Japan and Pacific Basin portfolios and research responsibilities for the Japanese financial sector. He joined the Capital Guardian organization in 1994.

          INFORMATION REGARDING CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

The information provided below updates information regarding the Capital Guardian U.S. Equity Portfolio and supplements that located in the second paragraph of the section entitled "Who Manages the Portfolio":

         ALAN J. WILSON. Alan J. Wilson is a Vice President of Capital International Research, Inc., a portfolio manager for Capital Guardian and has research responsibilities covering U.S. oil services and household products. He joined the Capital Guardian organization in 1991.

           INFORMATION REGARDING THE J. P. MORGAN CORE BOND PORTFOLIO

The information provided below updates information regarding the J. P. Morgan Core Bond Portfolio and replaces that located in the second paragraph of the section entitled "Who Manages the Portfolio":

         The Portfolio Managers, responsible for the day-to-day management of the Portfolio are PAUL L. ZEMSKY, a Managing Director of J.P. Morgan and a portfolio manager specializing in quantitative techniques, who joined J.P. Morgan in 1985; and JAY GLADIEUX, a Vice President of J.P. Morgan, and a fixed income portfolio manager, who joined J.P. Morgan in 1997. Prior to joining J.P. Morgan, Mr. Gladieux spent 15 years at Morgan Stanley & Co, primarily in the Fixed Income division.

             INFORMATION REGARDING THE MERCURY BASIC VALUE PORTFOLIO
                      AND MERCURY WORLD STRATEGY PORTFOLIO

Effective June 30, 2000, Mercury Asset Management US changed its name to "Mercury Advisors." Accordingly, all references to "Mercury Asset Management US" in the Prospectus and SAI are hereby changed to "Mercury Advisors."


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                                EQ ADVISORS TRUST

                    SUPPLEMENT DATED SEPTEMBER 1, 2000 TO THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information ("SAI") of EQ Advisors Trust ("Trust") regarding certain of the Portfolios of the Trust. You may obtain an additional copy of the Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

                  INFORMATION REGARDING PORTFOLIO NAME CHANGES

Effective October 6, 2000, the name of the following Portfolio of the Trust will be changed as follows:

         Current Name                                New Name
         ------------                                --------

Alliance Equity Index Portfolio            EQ Equity 500 Index Portfolio

All references to this Portfolio in the Prospectus and SAI are hereby changed to the Portfolio's new name.

               INFORMATION REGARDING EQUITABLE DISTRIBUTORS, INC.

It is anticipated that during the fourth quarter 2000, Equitable Distributors, LLC will become a successor by merger to Equitable Distributors, Inc. Accordingly, all references to Equitable Distributors, Inc. in the Prospectus and SAI should be replaced with Equitable Distributors, LLC.

             INFORMATION REGARDING THE EQ/AGGRESSIVE STOCK PORTFOLIO

The information provided below updates information regarding the EQ/Aggressive Stock Portfolio and replaces the first paragraph of the section entitled "The Investment Strategy":

         The Portfolio invests primarily on common stocks and other equity securities of small and medium-sized companies that, in the opinion of the Advisers, have favorable appreciation prospects. The Portfolio may also invest in large-sized companies, securities of cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand), companies stocks whose growth prospects are not recognized by the market and less widely known companies.

The information provided below replaces that located in the fourth paragraph of the section entitled "Who Manages the Portfolio", which relates to Alliance Capital Management, L.P.:

         Since September 2000, ARYEH GLATTER, WALT PEARSON AND JOSEPH POTTER are the persons principally responsible for the day-to-day management of the Alliance portion of the Portfolio. Mr. Glatter is a Vice President of Alliance and has been associated with Alliance since prior to 1995. Mr. Pearson is a Senior Vice President of Alliance and has been associated with Alliance since prior to 1995. Mr. Potter is a Senior Vice President of Alliance and has been associated with Alliance since prior to 1995.


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   INFORMATION REGARDING ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

The information provided below updates information regarding the Alliance Intermediate Government Securities Portfolio and replaces that located in the second paragraph of the section entitled "Who Manages the Portfolio":

         The Portfolio Managers are JEFFREY S. PHLEGAR and EDWIN M. WITHAM. Mr. Phlegar has been responsible for the day-today- management of the Portfolio and its predecessor since January 1999. Mr. Phlegar, a Senior Vice President of Alliance has been associated with Alliance for the past five years. Mr. Witham is a Vice President of Alliance and joined the high grade and mortgage fixed income group in 1999. Prior to joining Alliance, Mr. Witham served as a portfolio manager for eight years at The Boston Company Asset Management, LLC.

                   INFORMATION REGARDING EQ/BALANCED PORTFOLIO

The information provided below updates information regarding the EQ/Balanced Portfolio and replaces that located in the fourth paragraph of the section entitled "Who Manages the Portfolio" relating to Alliance Capital Management,
L.P.:

         The portfolio managers responsible for that portion of the Portfolio's total assets that will be advised by Alliance as an Adviser are as follows:

                  TYLER J. SMITH AND ALISON MARTIER, are the persons responsible for the day-to-day management of the Alliance portion of the Portfolio. Mr. Smith is a Senior Vice President of Alliance and has been associated with Alliance since 1970. Ms. Martier is a Senior Vice President of Alliance and has been associated with Alliance since prior to 1995.

The information provided below updates information regarding the EQ/Balanced Portfolio and supplements that located in the section entitled "Who Manages the Portfolio" relating to Capital Guardian Trust Company:

         ALAN J. WILSON. Alan J. Wilson is a Vice President of Capital International Research, Inc., a portfolio manager for Capital Guardian and has research responsibilities covering U.S. oil services and household products. He joined the Capital Guardian organization in 1991.

         INFORMATION REGARDING CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

The information provided below updates information regarding the Capital Guardian International Portfolio and supplements that located in the section entitled "Who Manages the Portfolio":

         ARTHUR J. GROMADZKI. Arthur Gromadzki is a Vice President of Capital International Research, Inc. with European equity portfolio management and investment analyst responsibilities. He also serves as a Research Portfolio Coordinator for diversified and concentrated Global Equity Research Portfolios. He joined the Capital Guardian organization in 1987.

         CHRISTOPHER A. REED. Christopher A. Reed is a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Japan and Pacific Basin portfolios and research responsibilities for the Japanese financial sector. He joined the Capital Guardian organization in 1994.

          INFORMATION REGARDING CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

The information provided below updates information regarding the Capital Guardian U.S. Equity Portfolio and supplements that located in the second paragraph of the section entitled "Who Manages the Portfolio":

         ALAN J. WILSON. Alan J. Wilson is a Vice President of Capital International Research, Inc., a portfolio manager for Capital Guardian and has research responsibilities covering U.S. oil services and household products. He joined the Capital Guardian organization in 1991.

           INFORMATION REGARDING THE J. P. MORGAN CORE BOND PORTFOLIO

The information provided below updates information regarding the J. P. Morgan Core Bond Portfolio and replaces that located in the second paragraph of the section entitled "Who Manages the Portfolio":

         The Portfolio Managers, responsible for the day-to-day management of the Portfolio are PAUL L. ZEMSKY, a Managing Director of J.P. Morgan and a portfolio manager specializing in quantitative techniques, who joined J.P. Morgan in 1985; and JAY GLADIEUX, a Vice President of J.P. Morgan, and a fixed income portfolio manager, who joined J.P. Morgan in 1997. Prior to joining J.P. Morgan, Mr. Gladieux spent 15 years at Morgan Stanley & Co, primarily in the Fixed Income division.